Guarantor and Non-Guarantor Supplemental Financial Information - Supplemental Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 180,807	$ 157,913	$ 355,060	$ 310,108	$ 653,721	$ 563,677	$ 500,908
Costs and expenses	213,680	162,801	391,608	324,697	762,396	657,546	555,788
(Loss) income from operations	(32,873)	(4,888)	(36,548)	(14,589)	(108,675)	(93,869)	(54,880)
Other income (expense), net	(57,297)	(38,547)	(97,595)	(76,764)	(170,081)	(144,277)	(66,041)
Loss before income taxes	(90,170)	(43,435)	(134,143)	(91,353)	(278,756)	(238,146)	(120,921)
Income tax (benefit) expense	(448)	179	672	308	351	514	3,592
Net (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Foreign currency translation adjustment	40	2,202	2,801	(8,376)	(13,293)	(11,333)	(8,558)
Total other comprehensive (loss) income	40	2,202	2,801	(8,376)	(13,293)	(11,333)	(8,558)
Comprehensive (loss) income	(89,682)	(41,412)	(132,014)	(100,037)	(292,400)	(249,993)	(133,071)
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(676)	(680)	(1,351)	(1,450)	(2,808)	(3,122)	(3,050)
Costs and expenses	(676)	(680)	(1,351)	(1,450)	(2,808)	(3,122)	(3,050)
(Loss) income from subsidiaries	122,171	48,537	167,309	106,677	397,992	332,510	182,265
Other income (expense), net		0	0	0
Loss before income taxes	122,171	48,537	167,309	106,677	397,992	332,510	182,265
Net (loss) income	122,171	48,537	167,309	106,677	397,992	332,510	182,265
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	122,171	48,537	167,309	106,677	397,992	332,510	182,265
Foreign currency translation adjustment	(40)	(2,202)	(2,801)	8,376	13,292	11,333	8,558
Total other comprehensive (loss) income	(40)	(2,202)	(2,801)	8,376	13,292	11,333
Comprehensive (loss) income	122,131	46,335	164,508	115,053	411,284	343,843	190,823
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues			0
Costs and expenses			0
(Loss) income from operations			0
(Loss) income from subsidiaries	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Other income (expense), net		0	0	0
Loss before income taxes	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Net (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Comprehensive (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
APX Group, Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues			0
Costs and expenses			0
(Loss) income from operations			0
(Loss) income from subsidiaries	(32,449)	(4,923)	(32,494)	(15,016)	(118,885)	(93,850)	(57,752)
Other income (expense), net	(57,273)	(38,691)	(102,321)	(76,645)	(160,222)	(145,917)	(66,867)
Loss before income taxes	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(239,767)	(124,619)
Income tax (benefit) expense						(1,107)	(106)
Net (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(89,722)	(43,614)	(134,815)	(91,661)	(279,107)	(238,660)	(124,513)
Foreign currency translation adjustment	40	2,202	2,801	(8,376)	(13,293)	(11,333)	(8,558)
Total other comprehensive (loss) income	40	2,202	2,801	(8,376)	(13,293)	(11,333)
Comprehensive (loss) income	(89,682)	(41,412)	(132,014)	(100,037)	(292,400)	(249,993)	(133,071)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	171,315	149,770	337,256	294,505	622,507	530,888	476,168
Costs and expenses	203,030	154,904	373,319	309,804	730,322	623,124	527,403
(Loss) income from operations	(31,715)	(5,134)	(36,063)	(15,299)	(107,815)	(92,236)	(51,235)
Other income (expense), net	(236)	171	1,428	(76)	(9,763)	1,676	906
Loss before income taxes	(31,951)	(4,963)	(34,635)	(15,375)	(117,578)	(90,560)	(50,329)
Income tax (benefit) expense	121	53	185	92	392	779	4,853
Net (loss) income	(32,072)	(5,016)	(34,820)	(15,467)	(117,970)	(91,339)	(55,182)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(32,072)	(5,016)	(34,820)	(15,467)	(117,970)	(91,339)	(55,182)
Foreign currency translation adjustment	0	5,240	0	(1,096)	2	(6,895)	(4,641)
Total other comprehensive (loss) income	0	5,240	0	(1,096)	2	(6,895)
Comprehensive (loss) income	(32,072)	224	(34,820)	(16,563)	(117,968)	(98,234)	(59,823)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	10,168	8,823	19,155	17,053	34,022	35,911	27,790
Costs and expenses	11,326	8,577	19,640	16,343	34,882	37,544	31,435
(Loss) income from operations	(1,158)	246	(485)	710	(860)	(1,633)	(3,645)
Other income (expense), net	212	(27)	3,298	(43)	(96)	(36)	(80)
Loss before income taxes	(946)	219	2,813	667	(956)	(1,669)	(3,725)
Income tax (benefit) expense	(569)	126	487	216	(41)	842	(1,155)
Net (loss) income	(377)	93	2,326	451	(915)	(2,511)	(2,570)
Other comprehensive (loss) income, net of tax effects:
Net (loss) income	(377)	93	2,326	451	(915)	(2,511)	(2,570)
Foreign currency translation adjustment	40	(3,038)	2,801	(7,280)	(13,294)	(4,438)	(3,917)
Total other comprehensive (loss) income	40	(3,038)	2,801	(7,280)	(13,294)	(4,438)
Comprehensive (loss) income	$ (337)	$ (2,945)	$ 5,127	$ (6,829)	$ (14,209)	$ (6,949)	$ (6,487)